Use Of Judgements And Estimates - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Sep. 16, 2021 $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 01, 2021 EUR (€)	Oct. 01, 2021 USD ($)	Apr. 30, 2021 EUR (€)	Jan. 31, 2021 EUR (€)
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of goodwill			€ 0	€ 0
Debt instrument face value		€ 51,346,290	51,346,290	22,372,432
Adjustment to additional paid in capital incremental costs			17,397,322
Non incremental costs attributable to share issue recognized in expenses			€ 8,046,158
Kensington Acquisition Corp Two [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Net assets excluding subscription receivable					€ 99,524,444	$ 115,243,682
Common stock shares subscription receivable value					95,859,600	111,000,000
Net assets					195,384,044
Transaction Costs		72,171,562
Wallbox Chargers Business [Member] | At fair value [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Net assets					€ 1,209,040,000	$ 1,400,000,000
Equity interest as a percentage of fair value of net assets					18.10%	18.10%
Fair value of shares exchanged					€ 267,555,606
Wallbox [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Percentage of incremental costs directly attributable to equity issue			100.00%
Convertible debt one [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value				€ 25,880,000
Borrowings interest rate				8.00%
Financial liabilities at amortised cost				€ 25,880,000
Convertible debt two [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value		€ 7,000,000	€ 7,000,000
Borrowings interest rate		8.00%	8.00%
Financial liabilities at amortised cost								€ 7,000,000
Convertible debt three [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Debt instrument face value		€ 27,550,000	€ 27,550,000				€ 27,550,000
Borrowings interest rate		5.00%	5.00%				5.00%
Financial liabilities at fair value through profit or loss							€ 27,550,000
Convertible debt one two and three [member] | Common stock class A [member] | Ordinary shares [member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Stock shares issued during the period conversion of convertible debt shares. | shares	147,443
Common stock par or stated value per share | $ / shares	$ 0.5
Non Current Assets Other Than Goodwill [Member]
Disclosure Of Use Of Estimates And Judgements [Line Items]
Impairment of non current assets other than goodwill			€ 0	€ 0